Organization and Business	12 Months Ended
Dec. 31, 2022
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization and Business
Note 1. Organization and Business
Organization
Surrozen, Inc., or the Company, formerly known as
Consonance-HFW
Acquisition Corp., or Consonance, is a clinical stage biotechnology company committed to discovering and developing drug candidates to selectively modulate the Wnt pathway, a critical mediator of tissue repair, in a broad range of organs and tissues. The Company, a Delaware corporation, is located in South San Francisco, California, and it operates and manages its business as one operating segment.
Consonance was a blank check company incorporated as a Cayman Islands exempted company on August 21, 2020. It was formed for the purpose of effecting a merger, share exchange, asset acquisition, share purchase, reorganization or similar business combination with one or more businesses. On August 11, 2021, Consonance consummated a business combination, or the Business Combination, among Consonance, Perseverance Merger Sub Inc., a subsidiary of Consonance, and Surrozen, Inc., or Legacy Surrozen, a Delaware company incorporated on August 12, 2015. Upon closing of the Business Combination, Consonance became a Delaware corporation and was renamed to Surrozen, Inc., Legacy Surrozen, was renamed to Surrozen Operating, Inc., and Legacy Surrozen continued as a wholly-owned subsidiary of the Company. See Note 3, “
Recapitalization”
for additional details.
Surrozen Netherlands, B.V. was incorporated in May 2022 and is located in Rotterdam, Netherlands as a wholly-owned subsidiary of Surrozen Operating, Inc.
Liquidity
The Company has incurred net operating losses each period since inception. During the years ended December 31, 2022 and 2021, the Company incurred a net loss of $36.0 million and $54.6 million, respectively. During the years ended December 31, 2022 and 2021, the Company used $44.1 million and $48.8 million of cash in operations. As of December 31, 2022, the Company had cash, cash equivalents and marketable securities of $75.8 million and an accumulated deficit of approximately $178.7 million. The Company expects operating expenses to continue to increase in connection with its ongoing clinical studies and anticipates the need to raise additional capital to continue to execute its long-range business plan.
Management believes that the existing cash, cash equivalents and marketable securities are sufficient for the Company to continue operating activities for at least the next 12 months from the date of issuance of its consolidated financial statements. However, if the Company’s anticipated cash burn is greater than anticipated, the Company could use its capital resources sooner than expected which may result in the need to reduce future planned expenditures and/or raise additional capital to continue to fund the operations.